S-K 1603(a)(7) Sponsor Controlling Persons	Aug. 20, 2025
Silberman [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Messrs. Silberman
Mr. Ramamurti [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Mr. Ramamurti
Garcia [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Garcia